Authorizations payable (Tables)	12 Months Ended
Dec. 31, 2024
Authorizations Payable
Schedule of licenses payables

	2024	2023

Renewal of authorizations(i)	279,548	257,616
Updated ANATEL liability(ii)	209,538	190,771
Authorizations payable(iii)	990,696	1,076,776
	1,479,782	1,525,163

Current portion	(299,354)	(407,747)
Non-current portion	1,180,428	1,117,416

(i)	To provide the SMP, the Company obtained authorizations of the right to use radio frequency for a fixed term, renewable.[1] In the option for the extension of the right of this use, it is due the payment of the amount of 2% on the net revenue from the application of Service Plans, Basic and Alternative of the region covered by the authorization that ends each biennium. On December 31, 2024, the outstanding balances relating to the renewal of Permits were R$ 279,548 (R$ 257,616 as of December 31, 2023).

[1] The renewal time varies according to the bid notice and extension conditions approved by the Agency.

(ii)	On December 5, 2014, the Company signed the authorization term of the 700 MHz band and paid the equivalent of R$ 1,678 million, recording the remaining balance in the amount of R$ 61 million as commercial liability, according to the payment method provided for in the notice.

On June 30, 2015, the Company filed a lawsuit questioning the collection of the excess nominal value of R$ 61 million, restated by the IGP-DI index totaling R$ 210 million on December 31, 2024 (R$ 191 million on December 31, 2023), which is still pending trial.

(iii)	As described in Note 16.f, in November 2021, TIM participated in the 5G Auction of the 2.3GHz, 3.5Ghz and 26Ghz radio frequency bands for the deployment of the 5th Generation mobile telephony, winning several lots in these radio frequencies. In December 2021, the Terms of Authorization were signed, characterizing the actual acquisition of the right over the lots of these radio frequencies.

For the amounts related to radio frequencies (R$ 884 million upon initial registration), Selic rate interest is levied, and the Company will make annual payments for a period of 20 years (the four first installments were paid in the amounts of R$ 46 million, R$ 52 million, R$ 58 million and R$ 62 million). Regarding amounts related to disbursement obligations with EAF and EACE entities (R$ 2,737 million upon initial registration, of which R$ 2,654 million, net of adjustment do present value), there was a monetary restatement by the IGP-DI index, and disbursements occurred until 2024. The contributions to EAF were fully made in 2022 (R$ 1,090 million in February and R$ 1,133 million in May). Regarding EACE, five contributions totaling R$ 661 million were completed up to December 31, 2024 (R$ 533 million up to December 31, 2023).

Schedule of long-term is in accordance

2024

2026	320,806
2027	65,545
2028	65,545
2029	65,545
2030	65,545
2031	59,688
>2032	537,754
1,180,428

Schedule of authorization payable

Expiration date
Terms of authorization	800 MHz, 900 MHz and 1,800 MHz	Additional frequencies 1800 MHz	1900 MHz and 2100 MHz (3G)	2500 MHz V1 and V2 bands (4G)	2500 MHz (P band) (4G)	700 MHz (4G)	2.3GHz (5G)	3.5GHz (5G)	26GHz (5G)
Amapá, Roraima, Pará, Amazonas and Maranhão	Mar 2031	Dec2032	Apr 2038	Oct 2027		Dec2029	-	Dec2041	Dec2031

Rio de Janeiro and Espírito Santo	Mar 2031	ES - Dec 2032	Apr 2038	Oct 2027		Dec2029	Dec2041	Dec2041	Dec2031 (lots I&J) & Dec 2041 (lot H)
Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Distrito Federal, Goiás, Rio Grande do Sul (except county of Pelotas and region) and municipalities of Londrina and Tamarana in Paraná	Mar 2031	Dec 2032	Apr 2038	Oct 2027		Dec 2029	South - Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
São Paulo	Mar 2031	Previous balance - Dec 2032	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Paraná (except counties of Londrina and Tamarana)	Nov 2028 (800 MHz); Dec 2032 (900 & 1800 MHz)	Dec 2032	Apr 2038	Oct 2027	AR41, Curitiba and Metropolitan Region, July 2031	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Santa Catarina	800 MHz - Nov 2028 1800 MHz - Dec 2032	Dec 2032	Apr 2038	Oct 2027	-	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Municipality and region of Pelotas, in the state of Rio Grande do Sul	800 MHz - Nov 2028 1800 MHz - Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Pernambuco	800 MHz - Nov 2028 1800 MHz - Dec 2032	-	Apr 2038	Oct 2027	Part of AR81, July 2031	Dec 2029	-	Dec 2041	Dec 2031
Ceará	800 MHz - Nov 2028 1800 MHz - Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Paraíba	800 MHz - Nov 2028 1800 MHz - Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Rio Grande do Norte	800 MHz - Nov 2028 1800 MHz - Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Alagoas	Dec 2023	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Piauí	800 MHz - Nov 2028 1800 MHz - Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Minas Gerais (except the counties of Sector 3 of the PGO for 3G radio frequencies, leftovers and 5G)	800 MHz - Nov 2028 1800 MHz - Dec 2032	Dec 2032	Apr 2038	Oct 2027	Part of AR31, Feb 2030	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Bahia and Sergipe	800 MHz - Nov 2028 1800 MHz - Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031